Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net Income	$ 10,557	$ 10,198	$ 10,217
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	16,460	16,496	16,405
Employee retirement benefits	8,198	7,426	3,988
Deferred income taxes	(952)	(223)	3,233
Provision for uncollectible accounts	972	1,026	1,246
Equity in earnings of unconsolidated businesses, net of dividends received	77	36	2
Changes in current assets and liabilities, net of effects from acquisition/disposition of businesses
Accounts receivable	(1,717)	(966)	(859)
Inventories	(136)	208	299
Other assets	306	86	(313)
Accounts payable and accrued liabilities	1,144	(1,607)	1,075
Other, net	(3,423)	(2,900)	(1,930)
Net cash provided by operating activities	31,486	29,780	33,363
Cash Flows from Investing Activities
Capital expenditures (including capitalized software)	(16,175)	(16,244)	(16,458)
Acquisitions of investments and businesses, net of cash acquired	(913)	(1,797)	(652)
Acquisitions of wireless licenses, net	(3,935)	(221)	(786)
Proceeds from dispositions			2,594
Net change in short-term investments	27	35	(3)
Other, net	494	977	251
Net cash used in investing activities	(20,502)	(17,250)	(15,054)
Cash Flows from Financing Activities
Proceeds from long-term borrowings	4,489	11,060
Repayments of long-term borrowings and capital lease obligations	(6,403)	(11,805)	(8,136)
Increase (decrease) in short-term obligations, excluding current maturities	(1,437)	1,928	(1,097)
Dividends paid	(5,230)	(5,555)	(5,412)
Proceeds from sale of common stock	315	241
Proceeds from access line spin-off			3,083
Special distribution to noncontrolling interest	(8,325)
Other, net	(4,662)	(1,705)	(2,088)
Net cash used in financing activities	(21,253)	(5,836)	(13,650)
Increase (decrease) in cash and cash equivalents	(10,269)	6,694	4,659
Cash and cash equivalents, beginning of period	13,362	6,668	2,009
Cash and cash equivalents, end of period	$ 3,093	$ 13,362	$ 6,668